Inventory	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory
Note 3 - Inventory

The Company’s inventory components as of December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
Total Gross Inventory, Finished Goods	$527,000	$581,000
Less: Inventory reserve	(365,000)	(269,000)
Total Inventory	$162,000	$312,000